PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of detailed information about current and non current provisions [Text Block]
Provisions recorded as of December 31, 2017 and December 31, 2016 are as follows:

	12-31-2017	12-31-2016
Classes of Provisions	ThU.S.$	ThU.S.$
Provisions, Current	2,728	842
Provisions for litigations	616	427
Other provisions	2,112	415
Provisions, non-Current	36,008	38,138
Provisions for litigations	12,556	14,696
Other provisions	23,452	23,442
Total Provisions	38,736	38,980

Disclosure of other provisions [text block]
	12-31-2017
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	15,123	23,857	38,980
Changes in provisions
Increase in existing provisions	1,314	16	1,330
Increase through business combinations	-	2,106	2,106
Used provisions	(1,578)	-	(1,578)
Increase (decrease) in foreign currency exchange	(1,493)	-	(1,493)
Other Increases (Decreases)	(193)	(416)	(609)
Total Changes	(1,950)	1,706	(244)
Closing balance	13,173	25,563	38,736
(*) The increase in legal claims is composed mainly of ThU.S.$908 and ThU.S.$375 Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.

(**) The change in Other Increases (Decreases) in Other provisions is due to a reverse of the provision in Zona Franca Punta Pereira (Uruguay). The increase through business combination corresponds to the acquisition of Arauco Industrias de Paineis.

	12-31-2016
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	11,400	23,999	35,399
Changes in provisions
Increase in existing provisions	5,363	1	5,364
Used provisions	(998)	(39)	(1,037)
Increase (decrease) in foreign currency exchange	(609)	-	(609)
Other Increases (Decreases)	(33)	(104)	(137)
Total Changes	3,723	(142)	3,581
Closing balance	15,123	23,857	38,980
(*) The increase in legal claims is composed mainly of ThU.S.$ 863 and ThU.S.$ 2,255 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits, and ThU.S.$1,490 from Arauco Argentina in connection of fees in lawsuits.

(**) The change in Other Increases (Decreases) in Other provisions is due to a reverse of the ThU.S.$ 100 corresponding to Arauco Argentina.

	12-31-2015
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	16,038	51,026	67,064
Changes in provisions
Increase in existing provisions	2,555	1,429	3,984
Used provisions	(2,990)	-	(2,990)
Increase (decrease) in foreign currency exchange	(5,163)	-	(5,163)
Other Increases (Decreases)	960	(28,456)	(27,496)
Total Changes	(4,638)	(27,027)	(31,665)
Closing balance	11,400	23,999	35,399
(*)The increase in legal claims is composed mainly of ThU.S.$1,558 from Brazilian subsidiaries in connection with civil and labor lawsuits, being the latter the most important. In addition there are ThU.S.$840 from Arauco Argentina in connection with labor lawsuits.

(**)The increase of Other Provisions comprises mainly an increase of ThU.S.$1,429 from Arauco Argentina for export duties. While in the Other Increases (Decreases), line item, the reverse of Negative Equity to Arauco Forest Brasil over Novo Oeste by ThU.S.$ 25,290 and Forestal Cholguán over Sercor is reflected by ThU.S.$2,850.